Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Outstanding Balances and Transactions with Related Parties

The following table provides the summary of outstanding balances as at December 31, 2020 and 2019 transactions that have been entered into with related parties:

	Classifications	Terms	Conditions	2020	2019
				(in million pesos)
Indirect investment in joint ventures through PCEV:
Meralco	Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	Electricity charges – immediately upon receipt of invoice	Unsecured	418	415
	ROU assets (Note 10)	Upon expiration or depreciation of lease	Unsecured	1,916	—
	Lease liabilities - net of current portion (Note 10)	Due after December 2021 for 2020 and due after December 2020 for 2019	Unsecured	1,589	—
	Current portion of lease liabilities (Note 10)	Due on or before December 2021 for 2020 and due on or before December 2020 for 2019	Unsecured	437	—
Meralco Industrial Engineering Services Corporation, or MIESCOR	Accrued expenses and other current liabilities (Note 24)	30 days upon receipt of invoice	Unsecured	3	3
MPIC	Financial assets at FVOCI – net of current portion (Note 11)	Due after December 2021 for 2020 and due after December 2020 for 2019; noninterest-bearing	Unsecured	—	162
	Current portion of financial assets at FVOCI (Note 11)	Due on or before December 2021 for 2020 and due on or before December 2020 for 2019; noninterest-bearing	Unsecured	168	2,757
Transactions with major stockholders, directors and officers:
NTT TC Leasing(1)	Interest-bearing financial liabilities (Note 21)	Non-amortizing, payable upon maturity on March 30, 2023 and March 27, 2024	Unsecured	2,401	2,540
NTT World Engineering Marine Corporation	Accrued expenses and other current liabilities (Note 24)	1st month of each quarter; noninterest-bearing	Unsecured	183	147
NTT Communications	Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	30 days upon receipt of invoice; noninterest-bearing	Unsecured	11	10
NTT Worldwide Telecommunications Corporation	Accrued expenses and other current liabilities (Note 24)	30 days upon receipt of invoice; noninterest-bearing	Unsecured	1	3
NTT DOCOMO	Accrued expenses and other current liabilities (Note 24)	30 days upon receipt of invoice; noninterest-bearing	Unsecured	8	6
JGSHI and Subsidiaries	ROU assets (Note 10)	Upon expiration or depreciation of lease	Unsecured	134	168
	Lease liabilities - net of current portion (Note 10)	Due after December 2021 for 2020 and due after December 2020 for 2019	Unsecured	114	154
	Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	1st month of each quarter; 30 days upon receipt of invoice; noninterest-bearing	Unsecured	62	33
	Current portion of lease liabilities (Note 10)	Due on or before December 2021 for 2020 and due on or before December 2020 for 2019	Unsecured	29	20
Malayan Insurance Co., Inc. or Malayan	Prepayments (Note 19)	Immediately upon receipt of invoice	Unsecured	18	19
	Accrued expenses and other current liabilities (Note 24)	Immediately upon receipt of invoice	Unsecured	10	5
Gotuaco del Rosario and Associates, or Gotuaco	Prepayments (Note 19)	Immediately upon receipt of invoice	Unsecured	5	6
	Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	Immediately upon receipt of invoice	Unsecured	10	1
Others:
Cignal Cable Corporation, or Cignal Cable	Accrued expenses and other current liabilities (Note 24)	Immediately upon receipt of invoice	Unsecured	102	—
Various	ROU assets (Note 10)	Upon expiration or depreciation of lease	Unsecured	598	232
	Trade and other receivables (Note 17)	30 days upon receipt of invoice	Unsecured	2,036	2,082
	Lease liabilities - net of current portion (Note 10)	Due after December 2021 for 2020 and due after December 2020 for 2019	Unsecured	413	218
	Accounts payable (Note 23)	30 days nonnterest-bearing; Immediately upon receipt of billing	Unsecured	1,049	1,173
	Accrued expenses and other current liabilities (Note 24)	Immediately upon receipt of billing	Unsecured	63	65
	Current portion of lease liabilities (Note 10)	Due on or before December 2021 for 2020 and due on or before December 2020 for 2019	Unsecured	156	92

(1)	Effective July 1, 2020, these loans were transferred from NTT Finance Corporation to NTT TC Leasing. See Note 21 – Interest-bearing Financial Liabilities.

The following table provides the summary of transactions that have been entered into with related parties for the years ended December 31, 2020, 2019 and 2018 in relation with the table above.

	Classifications	2020	2019	2018
		(in million pesos)
Indirect investment in joint ventures through PCEV:
Meralco	Repairs and maintenance	2,231	2,689	2,771
	Depreciation and amortization	473	218	—
	Rent	38	29	583
MIESCOR	Repairs and maintenance	—	—	33
	Construction-in-progress	—	—	33
Transactions with major stockholders, directors and officers:
NTT TC Leasing(1)	Financing costs – net	59	103	100
NTT World Engineering Marine Corporation	Repairs and maintenance	139	169	17
NTT Communications	Professional and other contracted services	81	95	95
	Rent	—	—	5
NTT Worldwide Telecommunications Corporation	Selling and promotions	3	5	5
NTT DOCOMO	Professional and other contracted services	58	70	96
JGSHI and Subsidiaries	Rent	314	198	236
	Professional and other contracted services	2	—	—
	Repairs and maintenance	6	38	111
	Communication, training and travel	1	10	20
	Depreciation and amortization	34	—	—
	Financing costs – net	13	—	—
	Miscellaneous expenses	—	98	7
Malayan	Insurance and security services	194	295	182
Gotuaco	Insurance and security services	149	165	163
Asia Link B.V., or ALBV	Professional and other contracted services	—	—	34
First Pacific Investment Management Limited, or FPIML	Professional and other contracted services	72	156	135
Others:
TV5	Selling and promotions	112	33	409
Cignal Cable	Cost of services (iflix service agreement 2015)	—	224	372
	Cost of services (iflix service agreement 2019)	22	82	—
	Selling and promotions	23	82	—
	Other income – net	51	166	—
Various	Revenues	2,145	2,401	2,355
	Expenses	1,582	1,908	1,935

(1)	Transferred to NTT TC Leasing from NTT Finance Corp. effective July 1, 2020. See Note 21 – Interest-bearing Financial Liabilities.

Summary of Compensation of Key Officers by Benefit Type

The compensation of key officers of the PLDT Group by benefit type for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
	(in million pesos)
Short-term employee benefits	327	311	401
Share-based payments (Note 26)	297	138	83
Post-employment benefits (Note 26)	22	58	30
Total compensation paid to key officers of the PLDT Group	646	507	514